Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
The following table sets forth for each of the years ended December 31, 2012 and 2011, respectively, the amount of claims incurred during such period, changes in accruals during such period for claims incurred during prior periods, and the amount of payments made in such period (in thousands):

Balance as of December 31, 2010	$1,273
Claims incurred during the current year	10,069
Change in accruals for claims incurred during prior years	(1,065)
Payments made	(8,755)
Balance as of December 31, 2011	1,522
Claims incurred during the current year	13,186
Change in accruals for claims incurred during prior years	(1,291)
Payments made	(11,500)
Balance as of December 31, 2012	$1,917